FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4503


                      Tax-Free Trust of Arizona
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2007

                  Date of reporting period:  September 30, 2008





Item 1. Schedule of Investments.


                           TAX-FREE TRUST OF ARIZONA
                            SCHEDULE OF INVESTMENTS
                               September 30, 2008
                                  (unaudited)
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------------ -------------------------------------------------------------------- ---------------------------------
                                                                                       Rating
   Principal                                                                           Moody's/
    Amount    General Obligation Bonds (16.7%)                                           S&P              Value  (a)
    ------    --------------------------------                                           ---              ------

             Bullhead City Parkway Improvement District
$   850,000  6.100%, 01/01/11                                                         Baa2/NR          $   851,811
    815,000  6.100%, 01/01/12                                                         Baa2/NR              816,467

             Flagstaff Improvement District (Aspen Place Sawmill)
  2,500,000  5.000%, 01/01/32                                                          A1/NR             2,247,025

             Gila Co. Unified School District No. 10 (Payson)
  1,000,000  3.000%, 07/01/28 (coupon converts to 5.75% on 7/01/10)                    A2/NR               891,400


             Gilbert Improvement District No. 19
    335,000  5.200%, 01/01/23                                                          A3/A-               329,024

             Goodyear McDowell Road Commercial Corridor
             Improvement District
  2,500,000  5.250%, 01/01/32 AMBAC Insured                                            Aa3/AA            2,408,825

             Goodyear Utility District No. 1
  1,255,000  5.350%, 07/15/28 ACA insured                                              A3/BBB            1,064,566

             Graham Co. Unified School District No. 1 (Safford)
    185,000  5.000%, 07/01/10 FGIC Insured                                            Baa1/NR              186,014

             Graham Co. Unified School District No. 4 (Thatcher)
    400,000  5.000%, 07/01/10 FSA Insured                                             Aaa/NR+              401,560
    400,000  4.750%, 07/01/12 FSA Insured                                             Aaa/NR+              414,336

             Greenlee Co. School District No. 18 (Morenci)
    150,000  5.000%, 07/01/11                                                         Baa3/NR              155,472

             Maricopa Co. Elementary School District No. 3 (Tempe)
  1,025,000  5.500%, 07/01/14 FGIC Insured (pre-refunded)                              A1/NR             1,059,502

             Maricopa Co. Elementary School District No. 38 (Madison)
    730,000  5.000%, 07/01/22 MBIA Insured                                             A2/AA               730,774

             Maricopa Co. Elementary School District No. 68 (Alhambra)
  3,000,000  5.500%, 07/01/14 FSA Insured                                             Aaa/NR+            3,281,850

             Maricopa Co. High School District No. 210 (Phoenix Union)
  2,245,000  5.000%, 07/01/23 FSA Insured (pre-refunded)                              Aaa/AAA            2,413,914

             Maricopa Co. Unified School District No. 24 (Gila Bend)
    945,000  5.500%, 07/01/22                                                          NR/NR*              882,564

             Maricopa Co. Unified School District No. 69 (Paradise Valley)
  2,400,000  5.800%, 07/01/09 AMBAC Insured                                            Aa3/AA            2,458,848
  1,000,000  5.300%, 07/01/11 MBIA Insured                                             Aa3/AA            1,059,300

             Maricopa Co. Unified School District No. 89 (Dysart)
  2,185,000  5.500%, 07/01/22 FGIC Insured                                            Baa3/A-            2,170,229
  1,300,000  5.000%, 07/01/25 XLCA Insured                                             A3/A-             1,239,758

             Maricopa Co. Unified School District No. 90 (Saddle Mountain)
  1,200,000  5.000%, 07/01/13                                                        Baa2/NR++           1,229,940

             Maricopa Co. Unified School District No. 95 (Queen Creek)
    500,000  5.000%, 07/01/27 FSA Insured                                               Aaa/NR             465,475

             Mohave Co. Unified School District No. 20 (Kingman)
  1,175,000  5.250%, 07/01/24 FSA Insured                                             Aaa/AAA            1,162,498

             Navajo Co. Unified School District No. 2 (Joseph City)
  1,250,000  5.000%, 07/01/18                                                           Baa2/NR          1,235,675

             Phoenix, Arizona
  1,000,000  6.250%, 07/01/16                                                         Aa1/AAA            1,155,710
  1,240,000  6.250%, 07/01/17                                                         Aa1/AAA            1,437,135
  1,000,000  5.375%, 07/01/20                                                         Aa1/AAA            1,062,940
  3,250,000  5.375%, 07/01/25 (pre-refunded)                                          Aa1/AAA            3,406,130

             Pima Co. Unified School District No.1 (Tucson)
  1,500,000  5.000%, 07/01/27 FSA insured                                             Aaa/AAA            1,452,015

             Pinal Co. Unified School District No. 1 (Florence)
  1,500,000  5.000%, 07/01/27 FGIC Insured                                            Baa3/A-            1,282,050

             Pinewood Sanitary District
    605,000  6.500%, 07/01/09                                                          NR/NR*              606,555

             Prescott Valley Sewer Collection Improvement District
    216,000  7.900%, 01/01/12                                                         NR/BBB+              221,525

             Queen Creek Improvement District No. 1
  2,500,000  5.000%, 01/01/32                                                        Baa2/BBB-           2,063,625

             Scottsdale, Arizona
  1,050,000  5.750%, 07/01/18 (pre-refunded)                                          Aaa/AAA            1,076,943
  3,140,000  5.000%, 07/01/19                                                         Aaa/AAA            3,222,425

             Show Low Improvement District No. 6
    950,000  6.000%, 01/01/18 ACA Insured                                              NR/NR*              930,801

             Tempe, Arizona
  1,015,000  5.400%, 07/01/11                                                         Aa1/AAA            1,082,264
  1,000,000  5.000%, 07/01/18 (pre-refunded)                                          Aa1/AAA            1,041,680

             Tempe Improvement District (Pier Town Lake)
  1,500,000  5.000%, 01/01/29                                                           Aa3/NR           1,364,475

                                                                                                  -----------------
                Total General Obligation Bonds                                                          50,563,100
                                                                                                  -----------------

             Revenue Bonds (82.4%)

                          Airport Revenue Bonds (1.6%)


             Phoenix Civic Improvement Corp.
              Airport Revenue Bonds
  1,000,000  5.250%, 07/01/18 AMT                                                     Aa3/AA-              971,360
  1,000,000  5.250%, 07/01/19 AMT                                                     Aa3/AA-              949,010
  2,200,000  5.250%, 07/01/27 AMT, FGIC Insured                                       Aa3/AA-            1,928,234

             Tucson Airport Authority Revenue Bonds
  1,000,000  5.000%, 12/01/25 MBIA insured AMT                                          A2/A               844,090

                                                                                                  -----------------
                Total Airport Revenue Bonds                                                              4,692,694
                                                                                                  -----------------

             Basic Service Revenue Bonds (12.8%)

             Arizona School Facilities Board Revenue Bonds
  1,000,000  5.500%, 07/01/10                                                         Aaa/AAA            1,049,450
  1,000,000  5.750%, 07/01/18  AMBAC Insured (pre-refunded)                            Aa3/AA            1,111,160

             Arizona Transportation Board Revenue Bonds
  1,000,000  6.250%, 07/01/16 (pre-refunded)                                          Aa1/AAA            1,029,320
  2,000,000  5.000%, 07/01/22                                                         Aa1/AAA            1,995,900
  1,000,000  5.250%, 07/01/24                                                         Aa1/AAA            1,004,700
  1,000,000  5.000%, 07/01/28                                                         Aa1/AAA              975,410
  3,755,000  5.000%, 07/01/33                                                         Aa1/AAA            3,560,754

             Buckeye Excise Tax Revenue Bonds
    500,000  5.900%, 08/01/20 AMBAC Insured                                            Aa3/A+              522,195

             Casa Grande Excise Tax Revenue Bonds
    440,000  5.200%, 04/01/17 MBIA Insured                                             A2/NR               444,778
  1,835,000  5.000%, 04/01/21 AMBAC Insured                                           Aa3/NR++           1,801,585

             Chandler Street & Highway User Revenue Bonds
    985,000  5.400%, 07/01/13 MBIA Insured                                             Aa3/AA              986,940

             Greater Arizona Development Authority Revenue Bonds
  2,000,000  5.000%, 08/01/22 MBIA Insured                                             A2/AA             1,984,100
  2,000,000  5.000%, 08/01/28                                                          A1/AA-            1,784,040
  1,200,000  5.500%, 08/01/29                                                          A1/AA-            1,153,884
  1,250,000  5.250%, 08/01/33                                                          NR/A+             1,107,800

             Mesa Utility System
  1,000,000  6.500%, 07/01/09 FGIC insured                                             A1/AA-            1,027,990

             Phoenix Civic Improvement Corp. Wastewater Revenue Bonds
  1,500,000  5.500%, 07/01/24 FGIC Insured                                             Aa3/AA            1,522,005

             Phoenix Street & Highway User Revenue Bonds
    500,000  6.250%, 07/01/11                                                          A1/AA               501,225
    305,000  6.250%, 07/01/11 MBIA Insured                                            Aaa/AAA              305,747
  2,925,000  zero coupon, 07/01/13 FGIC Insured                                        A1/AA             2,410,434

             Puerto Rico Highway & Transportation
                Revenue Bonds
  2,000,000  5.500%, 07/01/19 FSA Insured                                             Aaa/AAA            2,047,080

             Scottsdale Municipal Property Corp. Water & Sewer Project
  2,000,000  5.000%, 07/01/28                                                         Aa1/AAA            1,929,300

             Scottsdale Preserve Authority Excise Tax Revenue Bonds
  1,185,000  5.250%, 07/01/18                                                          Aa2/AA            1,218,405
  1,255,000  5.250%, 07/01/19                                                          Aa2/AA            1,284,493

             Tempe Excise Tax Revenue Bonds
  2,000,000  5.250%, 07/01/19 (pre-refunded)                                          Aa2/AAA            2,165,300
  1,000,000  5.000%, 07/01/33                                                         Aa3/AAA              932,030

             Tucson Water System Revenue Bonds
  2,200,000  5.500%, 07/01/18 FGIC Insured                                            Aa3/AA-            2,312,376

             Yuma Municipal Property Corp. Utility System Revenue Bonds
    500,000  5.000%, 07/01/22 XLCA Insured                                               A3/A              479,800

                                                                                                  -----------------
                Total Basic Service Revenue Bonds                                                       38,648,201
                                                                                                  -----------------

             Hospital Revenue Bonds (21.9%)

             Arizona Health Facilities Authority (Banner Health)
    500,000  5.000%, 01/01/25                                                          NR/AA-              442,175
  2,500,000  5.375%, 01/01/32                                                          NR/AA-            2,231,825
    500,000  5.000%, 01/01/35                                                          NR/AA-              415,340

             Arizona Health Facilities Authority (Blood Systems)
    500,000  4.750%, 04/01/25                                                          NR/A-               436,985

             Arizona Health Facilities (Northern Arizona
                Healthcare System)
  1,000,000  5.250%, 10/01/16 MBIA Insured                                             A2/A+             1,011,250

             Arizona Health Facilities (Phoenix Children's Hospital)
  1,000,000  5.375%, 02/15/18 (pre-refunded)                                          Baa3/NR            1,068,900
  1,465,000  6.250%, 11/15/29 (pre-refunded)                                          Baa3/NR            1,522,604

             Arizona Health Facilities (Samaritan Health)
  2,590,000  5.625%, 12/01/15 MBIA Insured ETM                                         A2/AA             2,782,178

             Arizona Health Facilities Authority Hospital System (John C.
             Lincoln Hospital)
  1,330,000  5.750%, 12/01/32 (pre-refunded)                                           NR/BBB            1,448,290

             Flagstaff Industrial Development Authority
             (Northern Arizona Senior Living Center)
  1,985,000  5.600%, 07/01/25                                                          NR/NR*            1,699,239

             Glendale Industrial Development Authority
                           (John C. Lincoln Hospital)
  2,500,000  5.000%, 12/01/35                                                          NR/BBB            1,987,050
  2,000,000  5.000%, 12/01/42                                                          NR/BBB            1,543,600

             Maricopa Co. Hospital Revenue (Sun Health)
    500,000  5.000%, 04/01/16 (pre-refunded)                                          Baa1/BBB             534,245
  3,345,000  5.000%, 04/01/17 (pre-refunded)                                          Baa1/BBB           3,574,099
  1,500,000  5.000%, 04/01/25 (pre-refunded)                                          Baa1/BBB           1,473,945
  2,500,000  5.000%, 04/01/35 (pre-refunded)                                          Baa1/BBB           2,447,250

             Maricopa Co. Industrial Development Authority
                (Catholic Healthcare West-St. Joseph's Hospital)
  1,770,000  5.000%, 07/01/21                                                           A2/A             1,647,251
  2,300,000  5.375%, 07/01/23                                                           A2/A             2,145,417
  5,500,000  5.250%, 07/01/32                                                           A2/A             4,711,740

             Mesa Industrial Development Authority
                (Discovery Health)
  4,100,000  5.750%, 01/01/25 MBIA Insured (pre-refunded)                             Aaa/AAA            4,300,818
  3,065,000  5.625%, 01/01/29 MBIA Insured (pre-refunded)                             Aaa/AAA            3,210,465

             Phoenix Industrial Development Authority
                           (John C. Lincoln Hospital)
  1,270,000  5.500%, 12/01/13 FSA Insured                                             Aaa/AAA            1,282,865

             Scottsdale Industrial Development Authority
                (Scottsdale Healthcare System)
  1,405,000  5.500%, 09/01/12 AMBAC Insured ETM                                       Aaa/AAA            1,478,552
  4,500,000  5.250%, 09/01/30                                                          A3/NR             3,912,930
  9,600,000  5.800%, 12/01/31 (pre-refunded)                                           A3/NR            10,467,456

             University Medical Center Hospital Revenue Bonds
    830,000  5.000%, 07/01/22                                                        Baa1/BBB+             736,567
  3,050,000  5.000%, 07/01/35                                                        Baa1/BBB+           2,446,985

             Yavapai Co. Industrial Development Authority
                (Yavapai Regional Medical Center)
  1,130,000  5.125%, 12/01/13 FSA Insured                                             Aaa/AAA            1,142,713
  1,250,000  5.625%, 08/01/37                                                        Baa2/BBB+           1,095,063

             Yuma Co. Industrial Development Authority (Yuma
                Regional Medical Center)
  1,320,000  5.500%, 08/01/18 FSA Insured (pre-refunded)                              Aaa/AAA            1,425,389
  1,500,000  5.500%, 08/01/19 FSA Insured (pre-refunded)                              Aaa/AAA            1,619,760

                                                                                                  -----------------
                Total Hospital Revenue Bonds                                                            66,242,946
                                                                                                  -----------------

                           Lease Revenue Bonds (14.3%)
             Arizona Game & Fish Administration Building Project
  1,385,000  5.000%, 07/01/32                                                          A3/NR             1,190,975

             Arizona Municipal Finance Program No. 20
    860,000  7.700%, 08/01/10 MBIA Insured ETM                                         Aaa/AA              921,456

             Arizona State University Certificates of Participation
                Lease Revenue Bonds
  2,000,000  5.375%, 07/01/19 MBIA Insured (pre-refunded)                              A1/AA-            2,144,940

             Cave Creek Certificates of Participation
                Lease Revenue Bonds
    365,000  5.750%, 07/01/19                                                         NR/BBB+              368,537

             Cottonwood Municipal Property Corp.
                Lease Revenue Bonds
  1,500,000  5.000%, 07/01/29 XLCA Insured                                            Baa3/BBB           1,271,880

                          Downtown Phoenix Hotel Corp.
                Lease Revenue Bonds
  4,760,000  5.250%, 07/01/26 FGIC Insured                                            Baa3/NR            3,976,885

             Gilbert Public Facilities Municipal Property Corp.
                Lease Revenue Bonds
  1,000,000  4.900%, 07/01/21 AMBAC Insured                                            Aa3/AA              999,930

             Gilbert Water Resource Municipal Property Corp.
                Lease Revenue Bonds
    485,000  5.000%, 04/01/17                                                         NR/NR+++             477,754
  2,000,000  4.900%, 04/01/19                                                         NR/NR+++           1,850,280
  2,000,000  5.000%, 10/01/29 MBIA Insured                                             A2/AA             1,814,380

             Green Valley Municipal Property Corp.
                Lease Revenue Bonds
  1,250,000  5.250%, 07/01/33                                                          NR/A+             1,077,463

             Marana Municipal Property Corp. Lease Revenue
  1,505,000  5.125%, 07/01/28                                                          NR/AA             1,365,637

             Navajo Co. Municipal Property Corp.
                Lease Revenue Bonds
  1,000,000  6.250%, 07/01/20 ACA Insured                                              NR/NR*              989,250

             Nogales Municipal Development Authority
  1,000,000  5.000%, 06/01/27 AMBAC Insured                                            Aa3/AA              860,470

             Phoenix Civic Improvement Corp.
                            Excise Tax Revenue Bonds
  2,320,000  5.750%, 07/01/14 FGIC Insured (pre-refunded)                               Aa3/NR           2,466,322
  1,000,000  5.000%, 07/01/20 FGIC Insured (pre-refunded)                               Aa3/NR           1,050,370

             Phoenix Civic Improvement Corp. (Civic Plaza)
  1,000,000  zero coupon, 07/01/23 FGIC Insured  (coupon                                 A1/AA             751,630
                       converts to 5.50% on 7/01/13)

             Phoenix Industrial Development Authority
                             (Capital Mall Project)
  2,130,000  5.250%, 09/15/17 AMBAC Insured (pre-refunded)                             Aaa/AAA           2,234,966
  2,000,000  5.375%, 09/15/22 AMBAC Insured (pre-refunded)                             Aaa/AAA           2,103,280

             Pinal Co. Certificates of Participation
                Lease Revenue Bonds
  2,000,000  5.125%, 06/01/21 AMBAC Insured                                            Aa3/AA            1,976,940
  3,230,000  5.250%, 12/01/21                                                           NR/A             2,995,760
  1,250,000  5.000%, 12/01/29                                                           NR/A             1,038,988

             Pinal Co. Correctional Facilities
  1,470,000  5.250%, 10/01/21 ACA Insured                                              NR/BBB            1,340,508

             Scottsdale Municipal Property Corp.
                            Excise Tax Revenue Bonds
  3,000,000  zero coupon, 07/01/20 AMBAC Insured  (coupon                               Aa1/AAA          2,229,990
                       converts to 4.50% on 7/01/13)

             Sierra Vista Municipal Property Corp.
                Lease Revenue Bonds
  1,465,000  5.000%, 01/01/18 AMBAC Insured                                            Aa3/AA            1,474,698
  1,225,000  5.000%, 01/01/18 AMBAC Insured                                            Aa3/AA            1,225,796
    700,000  5.125%, 01/01/21 AMBAC Insured                                            Aa3/AA              699,930

             Surprise Municipal Property Corp.
                Lease Revenue Bonds
  2,000,000  4.900%, 04/01/32                                                         NR/NR+++           1,624,300

             University of Arizona Certificates of Participation
                Lease Revenue Bonds
    500,000  5.125%, 06/01/22 AMBAC Insured (pre-refunded)                            Aaa/AAA              529,965

             Willcox Municipal Property Corp.
    295,000  4.625%, 07/01/21                                                          NR/A-               273,084

                                                                                                  -----------------
                Total Lease Revenue Bonds                                                               43,326,364
                                                                                                  -----------------

             Mortgage Revenue Bonds (9.3%)

             Agua Fria Ranch Community Facilities District
    600,000  5.800%, 07/15/30**                                                        NR/NR*              511,746

             Arizona Capital Facilities Finance Corp.
                 Arizona State Student Housing
  1,000,000  6.125%, 09/01/20                                                           Baa3/NR          1,001,120

             DC Ranch Community Facilities District
    500,000  5.000%, 07/15/27 AMBAC Insured                                           Baa1/NR              450,160

             Maricopa Co. Industrial Development Authority
                Multi-Family Mortgage Revenue Bonds
                            (National Health Project)
  1,300,000  5.500%, 01/01/18 FSA Insured ETM                                         Aaa/AAA            1,412,775

             Maricopa Co. Industrial Development Authority
                Multi-Family Mortgage Revenue Bonds
                (Pine Ridge)
  1,000,000  6.000%, 10/20/31 GNMA Insured                                             NR/AAA              963,390

             Maricopa Co. Industrial Development Authority
                Single Family Mortgage Revenue Bonds
  6,620,000  zero coupon, 02/01/16 ETM                                                Aaa/AAA            4,771,034
  3,565,000  zero coupon, 12/31/16 ETM                                                Aaa/AAA            2,466,160
  1,527,361  5.650%, 07/01/39 AMT GNMA Insured                                         Aaa/NR            1,385,652

             Phoenix Industrial Development Authority
                Single Family Mortgage Revenue
  1,270,000  zero coupon, 12/01/14 ETM                                                Aaa/AAA              995,617
      5,000  5.875%, 06/01/16 GNMA Insured                                             NR/AAA                5,024
    370,000  5.300%, 04/01/20 AMT GNMA Insured                                         NR/AAA              369,482
    130,000  5.350%, 06/01/20 AMT GNMA Insured                                         NR/AAA              123,492

             Phoenix & Pima Co. Industrial Development Authority
             Single Family Mortgage
  1,885,000  5.800%, 12/01/39 AMT GNMA Insured                                         Aaa/NR            1,824,699

             Phoenix/Pima/ Maricopa Co. Industrial Development Authority
             Single Family Mortgage Revenue
    762,888  5.500%, 12/01/38 AMT GNMA Insured                                         Aaa/NR              768,488

             Pima Co. Industrial Development Authority
                Single Family Mortgage Revenue
    130,000  6.500%, 02/01/17                                                          A2/NR               125,277
     15,000  6.100%, 05/01/31 AMT GNMA Insured                                         NR/AAA               15,084

             Scottsdale Waterfront Community Facilities District
    265,000  6.000%, 07/15/27                                                          NR/NR*              232,002
    310,000  6.050%, 07/15/32                                                          NR/NR*              264,058

             South Campus Project Arizona State University
                 Student Housing
  1,205,000  5.625%, 09/01/28 MBIA Insured                                             A2/AA             1,101,575

             Southern Arizona Capital Facilities Finance Corp.
                 University of Arizona Student Housing
  1,500,000  5.100%, 09/01/33 MBIA Insured (pre-refunded)                              A2/AA             1,606,800

             Sundance Community Facilities District
  1,145,000  5.125%, 07/15/30                                                        Baa3/BBB-             915,347

             Tucson & Pima Co. Single Family Mortgage
                Revenue Bonds
  4,920,000  zero coupon, 12/01/14 ETM                                                Aaa/AAA            3,857,034

             Yuma Industrial Development Authority
               Multi-Family Mortgage Revenue Bonds
                (Rio Santa Fe)
  3,000,000  6.100%, 09/20/34 AMT GNMA Insured                                         NR/AAA            2,912,520

                                                                                                  -----------------
                Total Mortgage Revenue Bonds                                                            28,078,536
                                                                                                  -----------------

             University Revenue Bonds (8.2%)

             Arizona Board of Regents-Arizona State
                University System Revenue Bonds
    735,000  5.850%, 07/01/18 FGIC Insured (pre-refunded)                              Aa3/AA              761,622

             Arizona Board of Regents-Northern Arizona
                University System Revenue Bonds
  1,000,000  5.000%, 06/01/32 AMBAC Insured                                            Aa3/AA              903,000
  1,200,000  5.500%, 06/01/34 FGIC Insured (pre-refunded)                              A2/A+             1,320,936
  2,500,000  5.000%, 06/01/38                                                          A2/A+             2,195,800

             Arizona Board of Regents-University of Arizona
                System Revenue Bonds
  1,000,000  5.500%, 06/01/16 FGIC Insured (pre-refunded)                             Baa3/NR            1,037,010
  2,385,000  5.000%, 06/01/21 FGIC Insured                                             Aa3/AA            2,384,833
    750,000  5.800%, 06/01/24 FGIC Insured (pre-refunded)                             Baa3/NR              780,323
  1,500,000  5.000%, 06/01/33                                                           Aa3/AA           1,398,210

             Arizona Educational Loan Marketing Corp.
  1,720,000  5.700%, 12/01/08 AMT                                                     A2/NR++            1,725,796

                          Arizona Student Loan Revenue
  1,000,000  5.875%, 05/01/18 AMT                                                      Aaa/NR            1,007,060
  1,000,000  5.900%, 05/01/19 AMT                                                      Aaa/NR            1,005,520
  1,000,000  6.150%, 05/01/29 AMT                                                      A2/NR               912,040

             Cochise Co. Community College District Revenue Bonds
  1,740,000  5.125%, 07/01/26 Assured Guaranty Insured                                 Aaa/NR            1,691,471
  1,825,000  5.125%, 07/01/28 Assured Guaranty Insured                                 Aaa/NR            1,751,526

             Glendale Industrial Development Authority
                             (Midwestern University)
    550,000  5.250%, 05/15/13                                                          NR/A-               575,388
  1,010,000  5.250%, 05/15/14                                                          NR/A-             1,055,844
    500,000  5.750%, 05/15/21 (pre-refunded)                                           NR/AAA              541,865
  1,000,000  5.875%, 05/15/31 (pre-refunded)                                           NR/AAA            1,086,860

             Mohave Co. Community College District
                Revenue Bonds
    470,000  4.850%, 03/01/15 AMBAC Insured                                            Aa3/AA              475,866

             Yavapai Co. Community College District
                Revenue Bonds
    415,000  6.000%, 07/01/12                                                          NR/A-               417,349

             Yuma & La Paz Co.  Community College District
  2,000,000  5.000%, 07/01/28 MBIA Insured                                             A2/AA             1,894,200

                                                                                                  -----------------
                Total University Revenue Bonds                                                          24,922,519
                                                                                                  -----------------

             Utility Revenue Bonds (14.3%)

             Arizona Power Authority (Hoover Dam Project)
                Revenue Bonds
  1,500,000  5.250%, 10/01/15                                                          Aa2/AA            1,628,655
  3,500,000  5.250%, 10/01/16                                                          Aa2/AA            3,794,350
  1,220,000  5.250%, 10/01/17                                                          Aa2/AA            1,316,075

             Arizona Wastewater Management Authority
                Revenue Bonds
  1,940,000  5.600%, 07/01/12 AMBAC Insured                                           Aa3/AAA            1,944,035

             Arizona Water Infrastructure Finance Authority
                Revenue Bonds
  1,465,000  5.750%, 10/01/11                                                         Aaa/NR+            1,522,809
  2,500,000  5.375%, 10/01/16 (pre-refunded)                                          Aaa/NR+            2,677,725
  2,000,000  5.500%, 10/01/17                                                         Aaa/NR+            2,056,100
    650,000  5.000%, 10/01/22                                                         Aaa/AAA              651,001
  1,000,000  5.000%, 10/01/28                                                         Aaa/AAA              970,480

             Central Arizona Water Conservation District
                Revenue Bonds
  2,600,000  5.500%, 11/01/09                                                         Aa2/AA-            2,684,058
  2,250,000  5.500%, 11/01/10                                                         Aa2/AA-            2,375,010

             Pima Co. Industrial Development Authority (Tucson
                            Electric), Revenue Bonds
    680,000  7.250%, 07/15/10 FSA Insured                                             Aaa/AAA              683,373

             Pinal Co. Electrical District No. 4
    500,000  6.000%, 12/01/38                                                         NR/BBB-              455,560

             Salt River Project Agricultural Improvement and
                Power Revenue Bonds
  2,000,000  5.500%, 01/01/10                                                          Aa1/AA            2,071,980
  1,000,000  5.250%, 01/01/13                                                          Aa1/AA            1,066,560
  1,000,000  5.250%, 01/01/15                                                          Aa1/AA            1,057,370
  2,000,000  5.250%, 01/01/18                                                          Aa1/AA            2,085,380
  5,000,000  5.250%, 01/01/19                                                          Aa1/AA            5,182,150
  1,350,000  5.000%, 01/01/25                                                          Aa2/AA            1,320,516
  3,650,000  5.000%, 01/01/37                                                          Aa1/AA            3,439,359
  1,000,000  5.000%, 01/01/38                                                          Aa1/AA              941,440

             Salt Verde Finance Corp. Gas Revenue
  5,000,000  5.000%, 12/01/37                                                         Aa3/AA-            3,468,000

                                                                                                  -----------------
                Total Utility Revenue Bonds                                                             43,391,986
                                                                                                  -----------------

                Total Revenue Bonds                                                                    249,303,246
                                                                                                  -----------------

             Total Investments (cost $308,200,738-note b)                              99.1%           299,866,346
             Other assets less liabilities                                              0.9              2,806,745
                                                                                        ----
                                                                                                    --------------
             Net
             Assets                                                                    100.0%       $  302,673,091
                                                                                       ======
                                                                                                    ==============

                                                                    Percent of
      Portfolio Distribution By Quality Rating (unaudited)        Portfolio (1)
      ----------------------------------------------------        -------------


      Aaa of Moody's or AAA of S&P or Fitch                         18.4  %

      Pre-refunded bonds (2)                                        28.5

      Aa of Moody's or AA of S&P or Fitch                           28.4

      A of Moody's or S&P or Fitch                                  13.6

      Baa of Moody's or BBB of S&P or Fitch                         9.0

      Not rated*                                                    2.0
                                                                  --------

                                                                    99.9%
                                                                  ========

         1 Where applicable, calculated using the highest rating of the three rating services.
         2 Pre-refunded bonds are bonds for which U.S. Government
         Obligations have been placed in escrow to retire the bonds at their earliest call date.

         * Any security not rated (NR) by any of the approved rating services has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

         ** Illiquid securities: Considered illiquid because of restrictions as to sale. The securities represent 0.2% of net assets.

         Fitch Ratings
         + AAA
         ++ A
         +++ BBB

                            PORTFOLIO ABBREVIATIONS

             ACA    - American Capital Assurance Financial Guaranty Corp.
             AMBAC  - American Municipal Bond Assurance Corp.
             AMT    - Alternative Minimum Tax
             ETM    - Escrowed to Maturity
             FGIC   - Financial Guaranty Insurance Co.
             FSA    - Financial Security Assurance
             GNMA   - Government National Mortgage Association
             MBIA   - Municipal Bond Investors Assurance
             NR     - Not Rated
             XLCA   - XL Capital Assurance

                       See accompanying notes to financial
                                  statements.
                          NOTES TO FINANCIAL STATEMENTS
                            TAX-FREE TRUST OF ARIZONA
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $307,912,162 amounted to $8,045,816, which consisted of aggregate gross unrealized appreciation of $7,169,035 and aggregate gross unrealized depreciation of $15,214,851.

(c) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of September 30, 2008:

                                                          Investments in
 Valuation Inputs                                           Securities
                                                            -----------
-------------------------
 Level 1 - Quoted Prices
                                                        $
                                                                      -
 Level 2 - Other Significant Observable Inputs          $  299,866,346

                                                        $
 Level 3 - Significant Unobservable Inputs                            -
                                                       ------------------
 Total                                                  $  299,866,346
                                                       ==================


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 24, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Trustee and President
      November 24, 2008



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 24, 2008